Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (CAP), as defined under Item 402(v), and certain financial performance measures of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion & Analysis.”

Pay Versus Performance Table

		Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)				Total Stockholder Return(4)	Peer Group Total Stockholder Return(4)	Net Income (millions)	Gross Bookings (millions)(5)
2025	$35,595,826	$66,651,137	$15,453,649	$24,947,935	$160.22	$258.38	$10,053	$193,454
2024	$39,408,629	$74,251,272	$9,873,647	$11,581,188	$118.27	$208.30	$9,856	$162,773
2023	$24,248,209	$109,669,788	$10,391,600	$31,757,380	$120.73	$152.48	$1,887	$137,865
2022	$24,276,977	($8,946,037)	$9,583,840	($295,737)	$48.49	$96.60	($9,141)	$115,395
2021	$19,937,818	$4,212,154	$8,227,049	$3,380,603	$82.22	$134.53	($496)	$90,415

Company Selected Measure Name	Gross Bookings
Named Executive Officers, Footnote
(1)	Total compensation reported for Mr. Khosrowshahi for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

PEO Total Compensation Amount	$ 35,595,826	$ 39,408,629	$ 24,248,209	$ 24,276,977	$ 19,937,818
PEO Actually Paid Compensation Amount	$ 66,651,137	74,251,272	109,669,788	(8,946,037)	4,212,154
Adjustment To PEO Compensation, Footnote
	PEO ($)	Average Non-PEO NEO ($)
Reported Summary Compensation Table	$35,595,826	$15,453,649
Reported Grant Date Value of Equity Awards	($31,119,287)	($12,817,910)
Year-End Fair Value of Equity Awards Granted During the Year	$27,986,653	$11,100,614
Change in Fair Value as of Year-End for Unvested Equity Awards Granted in Prior Years	$26,036,095	$6,690,638
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	$1,209,805
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	$8,151,849	$3,311,138
Compensation Actually Paid to PEO	$66,651,137	$24,947,935
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the unvested stock options used an estimated term between 1.0 years and 4.2 years in 2025, as compared to an estimated term of 4.8 years used to calculate the grant date fair value of such awards, and (ii) the PRSUs assumed payout multipliers at current expectations, which range from 0% to 150% across different grant years and metrics, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Non-PEO NEO Average Total Compensation Amount	$ 15,453,649	9,873,647	10,391,600	9,583,840	8,227,049
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,947,935	11,581,188	31,757,380	(295,737)	3,380,603
Adjustment to Non-PEO NEO Compensation Footnote
	PEO ($)	Average Non-PEO NEO ($)
Reported Summary Compensation Table	$35,595,826	$15,453,649
Reported Grant Date Value of Equity Awards	($31,119,287)	($12,817,910)
Year-End Fair Value of Equity Awards Granted During the Year	$27,986,653	$11,100,614
Change in Fair Value as of Year-End for Unvested Equity Awards Granted in Prior Years	$26,036,095	$6,690,638
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	$1,209,805
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	$8,151,849	$3,311,138
Compensation Actually Paid to PEO	$66,651,137	$24,947,935
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the unvested stock options used an estimated term between 1.0 years and 4.2 years in 2025, as compared to an estimated term of 4.8 years used to calculate the grant date fair value of such awards, and (ii) the PRSUs assumed payout multipliers at current expectations, which range from 0% to 150% across different grant years and metrics, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP Versus TSR and Peer TSR

The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s cumulative TSR and the TSR of its peer group, the S&P 500 IT, over the past five years.

Compensation Actually Paid vs. Net Income [Text Block]	CAP Versus Net Income The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s reported Net Income in each respective year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP Versus Gross Bookings The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s reported Gross Bookings in each respective year.
Tabular List [Table Text Block]
Most Important Measures to Determine FY25 CAP
Gross Bookings Adjusted EBITDA Adjusted EBITDA less SBC TSR Safety Autonomous Vehicles

Total Shareholder Return Amount					82.22	$ 48.49	$ 120.73	$ 118.27	$ 160.22
Peer Group Total Shareholder Return Amount					134.53	$ 96.60	$ 152.48	$ 208.30	$ 258.38
Net Income (Loss) Attributable to Parent	$ 10,053,000,000	$ 9,856,000,000	$ 1,887,000,000	$ (9,141,000,000)	$ (496,000,000)
Company Selected Measure Amount	193,454,000,000	162,773,000,000	137,865,000,000	115,395,000,000	90,415,000,000
PEO Name	Mr. Khosrowshahi	Mr. Khosrowshahi	Mr. Khosrowshahi	Mr. Khosrowshahi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Gross Bookings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA less SBC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Autonomous Vehicles
Reported Grant Date Value of Equity Awards | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (31,119,287)
Reported Grant Date Value of Equity Awards | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,817,910)
Year-End Fair Value of Equity Awards Granted During the Year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,986,653
Year-End Fair Value of Equity Awards Granted During the Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,100,614
Change in Fair Value as of Year-End for Unvested Equity Awards Granted in Prior Years | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,036,095
Change in Fair Value as of Year-End for Unvested Equity Awards Granted in Prior Years | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,690,638
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,209,805
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,151,849
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,311,138